Fair value measurement - Significant unobservable inputs (Details) - Recurring - Level 3 of fair value hierarchy - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, liabilities [abstract]
Fair value, Beginning balance	$ (5,838)	$ (26,527)	$ (16,632)
Changes in fair value through profit or loss	(717)	1,758	(13,168)
Payments	4,823	18,931	3,273
Fair value, Ending balance	$ (1,732)	$ (5,838)	$ (26,527)